Income taxes - Schedule of deferred tax assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carried forward	¥ 484,867,200	¥ 461,896,586
Deductible temporary differences	308,458,751	308,259,437
Tax basis difference upon the restructuring in 2016	916,032	11,911,959
Allowance for credit loss	10,769,920	10,812,975
Allowance for others	18,460,312	18,868,173
Total deferred tax assets	823,472,215	811,749,130
Less: valuation allowance	¥ (823,472,215)	¥ (811,749,130)	¥ (1,111,583,535)	¥ (1,064,015,562)